Financial Instruments Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jun. 30, 2019 USD ($)	May 08, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 11,515		$ 11,515				$ 0
Cash, cash equivalents, restricted cash and restricted cash equivalents	392,756	$ 458,463	392,756	$ 458,463			505,639		$ 552,174
Interest rate swap agreements – liabilities	(73,482)		(73,482)				(56,352)
Cross currency interest swap agreements – liabilities	(535)		(535)
Derivative Liability, Current	38,502		38,502				12,205
Property, Plant and Equipment, Net	5,418,347		5,418,347				5,517,133
Other (2)
Loans to equity-accounted investees and joint venture partners - Current	99,314		99,314				169,197
Short-term Debt	50,000		50,000				0
Long-term debt	(2,821,304)		(2,821,304)				(3,319,523)
Obligations related to finance leases, including current portion (note 6)	(1,849,080)		(1,849,080)				(1,673,845)
Swap [Member]
Other (2)
Accrued liabilities, fair value disclosure	2,100		2,100				3,200
Recurring | Level 3 | Stock purchase warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	0	(5,373)	26,900	(851)
Unrealized (loss) gain included in earnings	0	0	(25,559)	0
Stock purchase warrants	0	$ 32,228	0	$ 32,228	$ 0		12,026	$ 35,271	$ 30,749
Carrying Amount Asset (Liability) | Level 1 | Public
Other (2)
Long-term debt							(856,986)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other (2)
Short-term Debt	50,000		50,000				0
Long-term debt							(2,462,537)
Obligations related to finance leases, including current portion (note 6)	(1,849,080)		(1,849,080)				(1,673,845)
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	392,756		392,756				505,639
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	2,025		2,025				9,640
Interest rate swap agreements – liabilities	(59,052)		(59,052)				(43,175)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreements – liabilities	(54,887)		(54,887)				(29,122)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and Foreign currency contracts	(535)		(535)				0
Carrying Amount Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	1,045		1,045
Derivative Liability, Current							(57)
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	0		0				12,026
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	11,515		11,515				0
Carrying Amount Asset (Liability) | Non-recurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant and Equipment, Net	64,282		64,282				0
Fair Value Asset (Liability) | Level 1 | Public
Other (2)
Long-term debt	(634,869)		(634,869)				(851,470)
Fair Value Asset (Liability) | Level 2 | Non-public
Other (2)
Short-term Debt, Fair Value	50,000		50,000				0
Long-term debt	(2,175,259)		(2,175,259)				(2,395,300)
Obligations related to finance leases, including current portion (note 6)	(1,919,665)		(1,919,665)				(1,652,345)
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	392,756		392,756				505,639
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	2,025		2,025				9,640
Interest rate swap agreements – liabilities	(59,052)		(59,052)				(43,175)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreements – liabilities	(54,887)		(54,887)				(29,122)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and Foreign currency contracts	(535)		(535)				0
Fair Value Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	1,045		1,045
Derivative Liability, Current							(57)
Fair Value Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	0		0				12,026
Fair Value Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	11,515		11,515				0
Fair Value Asset (Liability) | Non-recurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant and Equipment, Net	$ 64,282		$ 64,282				$ 0
Teekay Offshore [Member]
Other (2)
Line of Credit, Amount Extended						$ 25,000
Offshore Production | FPSO
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number Of Vessels Impaired | vessel		0	3	0
FPSO | Offshore Production
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number Of Vessels Impaired | vessel	2
Market Participant Rate	9.50%		9.50%